ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2018	2019

Accounts receivable, gross	$13,424	$13,858
Less: Allowance for doubtful accounts	(5,486)	(5,437)
Accounts receivable, net	$7,938	$8,421

Schedule of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

Allowance for doubtful accounts
January 1, 2017	$3,815
Addition	1,403
Write off	(883)
Exchange rate adjustment	256
December 31, 2017	4,591
Addition	1,184
Write off	—
Exchange rate adjustment	(289)
December 31, 2018	5,486
Addition	113
Reverse	(93)
Exchange rate adjustment	(69)
December 31, 2019	$5,437